ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Third Parties		(Unaudited)	(Unaudited)
Trade accounts receivable	¥37,916,569	¥81,833,486	$11,702,033
Allowance for credit losses	(2,064,085)	(4,247,531)	(607,389)
Total third parties, net	¥35,852,484	¥77,585,955	$11,094,644

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Third Parties- long-term		(Unaudited)	(Unaudited)
Trade accounts receivable	¥886,267	¥244,800	$35,006
Allowance for credit losses	(886,267)	(244,800)	(35,006)
Total third-parties, net	¥—	¥—	$—

Schedule of movement of allowance for credit losses

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Beginning balance	¥1,968,461	¥2,950,352	$421,895
Charge to credit losses	981,891	1,541,979	220,500
Ending balance	¥2,950,352	¥4,492,331	$642,395